Stock-Based Compensation (Stock Option Activity) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Options [Member]
Number of Options
Outstanding at beginning of period			1,318,000
Granted at market price			1,543,000
Exercised	(14,500)		(125,750)
Forfeited	(425,500)		(1,040,000)
Outstanding at end of period	1,255,250		1,695,250
Exercisable at end of period	189,250	23,750
Weighted Average Exercise Price
Outstanding at beginning of period			$ 0.25
Granted at market price			$ 1.19
Exercised
Forfeited
Outstanding at end of period	$ 1.02		$ 1.08
Exercisable at end of period	$ 1.09	$ 0.25
Weighted Average Fair Value
Outstanding at beginning of period			$ 0.16
Granted at market price	$ 0.58		$ 0.63
Outstanding at end of period	$ 0.59		$ 0.58
Exercisable at end of period	$ 0.58		$ 0.16
Remaining Contractual Life
Outstanding at end of period	4 years 7 months 3 days		9 years 1 month 26 days
Exercisable at end of period			8 years 6 months